Auritec License Agreement - Schedule of Milestone Payment (Detail) - Amended And Restated License Agreement [Member] - Eupraxia USA [Member] - Maximum [Member]	Dec. 31, 2023 USD ($)
Disclosure In Tabular Form Of Milestone Payment Schedule [Line Items]
Payable towards commercial and regulatory milestone achievement	$ 30,000,000
Successful Completion of a Phase 2b Study [Member]
Disclosure In Tabular Form Of Milestone Payment Schedule [Line Items]
Payable towards commercial and regulatory milestone achievement	5,000,000
First OA Regulatory Approval [Member]
Disclosure In Tabular Form Of Milestone Payment Schedule [Line Items]
Payable towards commercial and regulatory milestone achievement	5,000,000
Second OA Regulatory Approval [Member]
Disclosure In Tabular Form Of Milestone Payment Schedule [Line Items]
Payable towards commercial and regulatory milestone achievement	5,000,000
Non-OA Indication Regulatory Approval [Member]
Disclosure In Tabular Form Of Milestone Payment Schedule [Line Items]
Payable towards commercial and regulatory milestone achievement	10,000,000
First calendar year in which aggregate Net Sales by Eupraxia USA, its affiliates and sublicenses exceed $500,000,000 [Member]
Disclosure In Tabular Form Of Milestone Payment Schedule [Line Items]
Payable towards commercial and regulatory milestone achievement	$ 5,000,000